INCOME TAXES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Current year	$ 1,524	$ 1,270
Adjustments to current income tax of prior years	28	(20)
Deferred:
Origination and reversal of temporary differences	(819)	345
Adjustments in respect of deferred income tax of prior years	83	13
Changes in tax rates and legislation	(1,124)
Movement in unrecognized deferred income tax assets	(58)	82
Total income tax (recovery) expense	$ (366)	$ 1,690